Selling, General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Personnel expenses	$ 424,916	$ 303,033	$ 234,740
Marketing services	306,987	202,146	115,950
Professional fees	170,215	108,820	62,620
BIS expenses	27,295	20,408	17,431
Facilities and occupancy expenses	20,888	11,264	9,627
Supervisory board	9,724	8,362	6,912
Depreciation and amortization	3,149	2,366	2,211
Other expenses	92,163	55,506	22,641
Total Selling, general and administrative expenses	$ 1,055,337	$ 711,905	$ 472,132